Regulatory Requirements - General Insurance Company Information (Details) - RiverSource Life Insurance Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory Requirements
Statutory unassigned surplus (deficit)	$ (679)	$ 175
Percentage of previous year-end statutory capital and surplus	10.00%
Statutory capital and surplus	$ 3,100	$ 3,400